Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Commitments and Contingencies

6. Commitments and Contingencies

              The Company leases approximately 20,000 square feet of research and office space under a non-cancelable operating lease expiring in 2018. The Company has an option to renew the lease for one additional five-year term. Rent expense is recognized on a straight-line basis and was $386,438 for the years ended December 31, 2014 and 2015. The contractually required cash payments under this lease at December 31, 2015 are as follows:

2016	$393
2017	405
2018	171

Total minimum lease payments	$969

              On May 10, 2012 the Company amended a corporate development agreement with a supplier to include a minimum purchase commitment per year based on the delivery of the current application-specific integrated circuit. Total research and development expense related to the minimum payment was $289,000 and $0 during the years ended December 31, 2014 and 2015, respectively. There are approximately $0.8 million of future minimum payments under this commitment at December 31, 2015.